Debt - Schedule of Components of Carrying Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Paycheck Protection Program Loan	$ 2,244	$ 0
Credit Agreement	10,000	10,000
Unamortized deferred issuance costs	(828)	(1,583)
Exit fee accretion	191	114
Total debt	7,119	8,531
Current portion of long-term debt, net	5,600	2,222
Long-term debt, net	$ 1,519	$ 6,309